INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
As of the beginning of period	$ 74,575,386	$ 74,573,278
Additions	2,145,999	4,078,549
Disposals	(26,504)	(8,272)
Subjects to foreclosure	(12,171,900)
Depreciation of the period	(3,381,913)	(3,035,184)
Foreign currency translation	(55,489)	(707,128)
As of the end of period	61,085,579	74,901,243
Discontinued operations
Property, plant and equipment
Depreciation of the period	(1,155,709)	(634,542)
Office equipment
Property, plant and equipment
As of the beginning of period	369,451	410,338
Additions	9,601	17,929
Depreciation of the period	(37,761)	(39,218)
Foreign currency translation	(1,746)	(15,717)
As of the end of period	339,545	373,332
Vehicles
Property, plant and equipment
As of the beginning of period	1,337,784	2,200,349
Additions		29,675
Disposals	(25,338)	(8,272)
Depreciation of the period	(314,395)	(447,262)
Foreign currency translation	(3,101)	(1,330)
As of the end of period	994,950	1,773,160
Equipment and computer software
Property, plant and equipment
As of the beginning of period	331,763	507,469
Additions	18,706	26,008
Disposals	(1,166)
Depreciation of the period	(118,020)	(119,943)
Foreign currency translation	(2,215)	(28,600)
As of the end of period	229,068	384,934
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,159,631	2,786,470
Additions		8,834
Transfers	97,491
Subjects to foreclosure	(77,040)
Depreciation of the period	(437,578)	(454,316)
Foreign currency translation	17,859	59
As of the end of period	1,760,363	2,341,047
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,441,869	16,710,328
Additions	120,710	474,971
Transfers	334,265	73,221
Subjects to foreclosure	(5,778,571)
Depreciation of the period	(1,956,297)	(1,464,721)
Foreign currency translation	(55,145)	(364,814)
As of the end of period	7,106,831	15,428,985
Land and buildings
Property, plant and equipment
As of the beginning of period	39,076,126	39,677,902
Additions	13,410
Transfers		46,431
Subjects to foreclosure	(3,968,509)
Depreciation of the period	(517,862)	(509,724)
Foreign currency translation	(6,184)	(260,985)
As of the end of period	34,596,981	38,953,624
Buildings in progress
Property, plant and equipment
As of the beginning of period	16,858,762	12,280,422
Additions	1,983,572	3,521,132
Transfers	(431,756)	(119,652)
Subjects to foreclosure	(2,347,780)
Foreign currency translation	(4,957)	(35,741)
As of the end of period	$ 16,057,841	$ 15,646,161